Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.000025 par value per share
Amount Registered | shares	21,931,968
Proposed Maximum Offering Price per Unit	6.335
Maximum Aggregate Offering Price	$ 138,939,018
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,188
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock (“Shares”) that may, from time to time, be offered or issued under the 2019 Equity Incentive Plan (the “2019 Plan”) of Peloton Interactive, Inc. (the “Registrant”) and the 2019 Employee Stock Purchase Plan (the “2019 ESPP” and together with the 2019 Plan, the “Plans”) of the Registrant to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plans.

(2) For purposes of computing the registration fee only. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to the Plans is based upon the average of the high and low prices of the Registrant’s Class A common stock, as reported on The Nasdaq Global Select Market on July 31, 2026, which date is within five business days prior to the filing of this Registration Statement. Under the 2019 ESPP, the purchase price of a Share is equal to 85% of the fair market value of the Registrant’s Class A common stock on the offering date or the purchase date, whichever is less.

(3) Represents additional Shares reserved for issuance under the 2019 Plan resulting from the automatic annual increase on July 1, 2026 in the number of authorized Shares reserved and available for issuance under the 2019 Plan pursuant to the terms of the 2019 Plan.
(5) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.000025 par value per share
Amount Registered | shares	4,386,393
Proposed Maximum Offering Price per Unit	5.385
Maximum Aggregate Offering Price	$ 23,620,726
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,263
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock (“Shares”) that may, from time to time, be offered or issued under the 2019 Equity Incentive Plan (the “2019 Plan”) of Peloton Interactive, Inc. (the “Registrant”) and the 2019 Employee Stock Purchase Plan (the “2019 ESPP” and together with the 2019 Plan, the “Plans”) of the Registrant to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plans.

(2) For purposes of computing the registration fee only. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to the Plans is based upon the average of the high and low prices of the Registrant’s Class A common stock, as reported on The Nasdaq Global Select Market on July 31, 2026, which date is within five business days prior to the filing of this Registration Statement. Under the 2019 ESPP, the purchase price of a Share is equal to 85% of the fair market value of the Registrant’s Class A common stock on the offering date or the purchase date, whichever is less.
(4) Represents additional Shares reserved for issuance under the 2019 ESPP resulting from the automatic annual increase on July 1, 2026 in the number of authorized Shares reserved and available for issuance under the 2019 ESPP pursuant to the terms of the 2019 ESPP.
(5) The Registrant does not have any fee offsets.